Consolidated Statements of Operations - selling, general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations
Compensation (wages and salaries)	$ 4,083	$ 6,762	$ 10,305
Legal and professional	6,794	5,050	4,469
Accounting	1,294	1,965	1,784
Consulting and fees	2,836	2,365	4,276
Depreciation and amortization	557	502	254
Office	708	874	1,026
Reimbursement of expenses (net of recovery)	257	749	(1,579)
Other	3,372	4,306	5,830
Selling, general and administrative expense	$ 19,901	$ 22,573	$ 26,365